Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 603,144,000	$ 690,959,000	$ 52,792,000
Accounts receivable, net	32,990,000	13,957,000	2,730,000
Contract assets	5,853,000	2,490,000	2,045,000
Inventories	77,888,000	47,904,000	26,135,000
Prepaids and other current assets	26,307,000	19,454,000	9,412,000
Total current assets	746,182,000	774,764,000	93,114,000
Non-current assets:
Property, plant and equipment, net	99,554,000	65,339,000	49,832,000
Intangible assets, net	87,617,000	57,487,000	11,349,000
Goodwill	58,767,000	43,308,000	3,133,000
Right-of-use assets - operating leases	33,448,000	28,424,000	26,902,000
Right-of-use assets - finance leases	16,073,000	0
Restricted cash	4,632,000	1,116,000	1,141,000
Deferred income tax assets, net	7,221,000	5,859,000	2,398,000
Other non-current assets	3,990,000	4,550,000	0
Total assets	1,057,484,000	980,847,000	187,869,000
Current liabilities:
Trade payables	15,106,000	3,489,000	3,368,000
Accrued expenses	17,051,000	10,977,000	6,571,000
Employee benefits payable	22,958,000	8,266,000	4,582,000
Contract liabilities	97,116,000	59,749,000	26,132,000
Current installments of long-term borrowings	2,846,000	2,827,000	0
Other current liabilities	18,307,000	10,999,000	7,766,000
Total current liabilities	173,384,000	96,307,000	48,419,000
Non-current liabilities:
Long-term borrowings, excluding current installments	97,967,000	97,297,000	0
Non-current operating lease liabilities	32,303,000	28,302,000	27,299,000
Non-current finance lease liabilities	15,825,000	0
Deferred tax liabilities	509,000	466,000	0
Public and private warrant liabilities	0	58,227,000	0
Other non-current liabilities	4,901,000	1,800,000	3,899,000
Total liabilities	324,889,000	282,399,000	79,617,000
COMMITMENTS AND CONTINGENCIES (Note 14)
Stockholders' equity:
Common stock, value	46,000	45,000	8,000
Additional paid-in capital	1,062,085,000	1,002,106,000	19,920,000
Accumulated deficit	(331,720,000)	(305,011,000)	(187,691,000)
Accumulated other comprehensive income	2,184,000	1,308,000	1,055,000
Total stockholders' equity	732,595,000	698,448,000	(166,708,000)
Total liabilities and stockholders' equity	$ 1,057,484,000	980,847,000	187,869,000
Series A Preferred Stock [Member]
Redeemable convertible preferred stock
Preferred stock, value			5,500,000
Series B Preferred Stock [Member]
Redeemable convertible preferred stock
Preferred stock, value			21,503,000
Series C Preferred Stock [Member]
Redeemable convertible preferred stock
Preferred stock, value			16,471,000
Series D Preferred Stock [Member]
Redeemable convertible preferred stock
Preferred stock, value			73,364,000
Series E Preferred Stock [Member]
Redeemable convertible preferred stock
Preferred stock, value			137,622,000
Series E1 Preferred Stock [Member]
Redeemable convertible preferred stock
Preferred stock, value			$ 20,500,000